Property, equipment, intangible assets and leases - Additional details (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Long-term growth rate utilized in the impairment test of goodwill	3.50%
Average pre-tax discount rate applied to cash flow projections	13.85%	13.83%
Rent expense on lease liabilities	R$ 14,491